Financial instruments - Sensitivity analysis (Details) - Currency risk - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Swedish krona impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	$ 171	$ 317
Decrease in other comprehensive (loss) income	(8,287)	(11,047)
U.S. dollar impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	1,416	1,215
Decrease in other comprehensive (loss) income	(187,587)	(233,182)
euro impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	1,294	190
Decrease in other comprehensive (loss) income	(83,334)	(116,136)
British pound impact
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in net earnings	1,227	931
Decrease in other comprehensive (loss) income	$ (25,622)	$ (29,080)